UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009

Check here if Amendment                 [_];  Amendment Number: ______

     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Addison Clark Management, L.L.C.
Address:          10 Wright Street, Suite 100
                  Westport, Connecticut 06880

Form 13F File Number:  028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Terence M. Hogan
Title:            Managing Member
Phone:            (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan          Westport, Connecticut           May 15, 2009
------------------------     -----------------------      ----------------------
     [Signature]                  [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $218,619
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name
---      --------------------               ---------------------------------
1.       028-10545                          Addison Clark Fund, L.P.
2.       028-10547                          Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.

COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
--------------               --------------    --------   --------   ------------------ --------------  -------- -------------------
                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------               --------------    --------   --------   -------   --- ---- --------------  -------- ------ ------  ----
AMERISTAR CASINOS INC         COM             03070Q101   21,148    1,681,081  SH      Shared - Defined   1,2   1,681,081   0    0
ASCENT MEDIA CORP             COM SER A       043632108    3,538      141,508  SH      Shared - Defined   1,2     141,508   0    0
AWARE INC MASS                COM             05453N100      623      296,544  SH      Shared - Defined   1,2     296,544   0    0
BARRICK GOLD CORP             COM             067901108    8,159      251,659  SH      Shared - Defined   1,2     251,659   0    0
BOYD GAMING CORP              COM             103304101    3,004      805,308  SH      Shared - Defined   1,2     805,308   0    0
CENVEO INC                    COM             15670S105    1,309      402,654  SH      Shared - Defined   1,2     402,654   0    0
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204    5,327      135,896  SH      Shared - Defined   1,2     135,896   0    0
CRESUD SA COMERCIAL           W EXP 05/22/201 P3311R192       73      910,539  SH      Shared - Defined   1,2     910,539   0    0
CROWN CASTLE INTL CORP        COM             228227104   14,382      704,645  SH      Shared - Defined   1,2     704,645   0    0
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302    7,374      503,318  SH      Shared - Defined   1,2     503,318   0    0
ENCANA CORP                   COM             292505104    9,198      226,493  SH      Shared - Defined   1,2     226,493   0    0
FULL HOUSE RESORTS INC        COM             359678109    1,050      889,651  SH      Shared - Defined   1,2     889,651   0    0
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109    3,109      194,683  SH      Shared - Defined   1,2     194,683   0    0
ISLE OF CAPRI CASINOS INC     COM             464592104   13,596    2,570,055  SH      Shared - Defined   1,2   2,570,055   0    0
LATTICE SEMICONDUCTOR CORP    COM             518415104      395      286,255  SH      Shared - Defined   1,2     286,255   0    0
LINCARE HLDGS INC             COM             532791100   15,361      704,645  SH      Shared - Defined   1,2     704,645   0    0
LOWES COS INC                 COM             548661107    7,344      402,395  SH      Shared - Defined   1,2     402,395   0    0
MCCORMICK & CO INC            COM NON VTG     579780206    8,930      301,991  SH      Shared - Defined   1,2     301,991   0    0
NEWFIELD EXPL CO              COM             651290108   11,197      493,251  SH      Shared - Defined   1,2     493,251   0    0
NOVO-NORDISK A S              ADR             670100205    4,830      100,664  SH      Shared - Defined   1,2     100,664   0    0
ODYSSEY HEALTHCARE INC        COM             67611V101    8,544      880,806  SH      Shared - Defined   1,2     880,806   0    0
PEOPLES UNITED FINANCIAL INC  COM             712704105    3,799      211,393  SH      Shared - Defined   1,2     211,393   0    0
PINNACLE ENTMT INC            COM             723456109   19,800    2,812,540  SH      Shared - Defined   1,2   2,812,540   0    0
ULTRA PETROLEUM CORP          COM             903914109   18,498      515,397  SH      Shared - Defined   1,2     515,397   0    0
WHITING PETE CORP NEW         COM             966387102    9,758      377,488  SH      Shared - Defined   1,2     377,488   0    0
WILLIAMS COS INC DEL          COM             969457100   14,666    1,288,795  SH      Shared - Defined   1,2   1,288,795   0    0
WOLVERINE WORLD WIDE INC      COM             978097103    3,607      231,526  SH      Shared - Defined   1,2     231,526   0    0


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